Net Contributions (Withdrawals) by Contract Owners (Tables)	12 Months Ended
Dec. 31, 2017
Net Contributions Withdrawals By Contract Owners [Abstract]
Schedule of Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners(1) for the Real Property Account by product for the years ended December 31, 2017, 2016 and 2015 were as follows:

December 31, 2017	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$192,889	$30,893	$—	$—	$223,782
Policy loans	(82,142)	(12,077)	—	—	(94,219)
Policy loan repayments and interest	123,690	13,977	—	—	137,667
Surrenders, withdrawals and death benefits	(334,844)	(80,421)	(44,533)	—	(459,798)
Net transfers from/(to) other subaccounts or fixed rate option	(103,358)	9,472	—	—	(93,886)
Miscellaneous transactions	(327)	(113)	—	—	(440)
Administrative and other charges	(157,031)	(32,658)	—	(515)	(190,204)
	$(361,123)	$(70,927)	$(44,533)	$(515)	$(477,098)

December 31, 2016	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$202,513	$32,228	$—	$—	$234,741
Policy loans	(146,138)	(11,265)	—	—	(157,403)
Policy loan repayments and interest	199,916	22,762	—	—	222,678
Surrenders, withdrawals and death benefits	(293,113)	(74,749)	—	—	(367,862)
Net transfers from/(to) other subaccounts or fixed rate option	(70,978)	8,092	—	—	(62,886)
Miscellaneous transactions	429	495	—	—	924
Administrative and other charges	(165,657)	(34,577)	—	(187)	(200,421)
	$(273,028)	$(57,014)	$—	$(187)	$(330,229)

December 31, 2015	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$213,285	$35,474	$—	$—	$248,759
Policy loans	(123,429)	(11,826)	—	—	(135,255)
Policy loan repayments and interest	143,872	19,801	—	—	163,673
Surrenders, withdrawals and death benefits	(254,324)	(50,233)	—	(73,125)	(377,682)
Net transfers from/(to) other subaccounts or fixed rate option	11,809	10,808	—	—	22,617
Miscellaneous transactions	(81)	187	—	2,909	3,015
Administrative and other charges	(160,712)	(32,951)	—	(233)	(193,896)
	$(169,580)	$(28,740)	$—	$(70,449)	$(268,769)

(1) Certain prior period contract owner transaction amounts have been reclassified to conform to the current period’s presentation.